SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Net operating losses	$ 4,307,162	$ 3,086,012
Assets impairment reserve	533,856	493,981
Others	(151,900)	(38,558)
Valuation allowance	(2,815,978)	(2,259,801)
Deferred tax assets, net	$ 1,873,140	$ 1,281,634